Finance Costs - Schedule of Finance Costs (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Finance Costs [Line Items]
Finance Costs	$ 34,702	$ 35,830
Interest expense in relating to finance lease [Member]
Schedule of Finance Costs [Line Items]
Finance Costs	29,015	29,370
Interest expense in relating to bank borrowing [Member]
Schedule of Finance Costs [Line Items]
Finance Costs	$ 5,687	$ 6,460